Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2017
Interest and Finance Costs [Abstract]
Interest and Finance Costs
Interest and finance costs are analyzed as follows:

	Six-month period ended June 30,
	2017	2016
Interest on long-term debt	5,534	3,310
Amortization of debt issuance costs	237	120
Other	30	12
Total	5,801	3,442

Interest and Finance Costs - Related Party
Interest and finance costs-related party are analyzed as follows:

	Six-month period ended June 30,
	2017	2016
Interest expense long term debt related party	380	-
Amortization of debt issuance costs related party	11	-
Convertible notes interest expense	761	561
Convertible notes amortization of debt discount	748	376
Total	1,900	937